Business segment reporting (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other aggregates
Total assets	R$ 762,237,452	R$ 723,865,007	R$ 645,703,039
Loans and advances to customers	326,699,480	301,072,207	272,420,157
Customer deposits	336,514,597	304,197,800	276,042,141
Commercial Banking
Other aggregates
Total assets	677,139,468	646,128,672	580,090,402
Loans and advances to customers	259,644,994	236,792,060	217,539,344
Customer deposits	253,313,187	227,689,079	225,926,433
Global Wholesale Banking
Other aggregates
Total assets	85,097,984	77,736,335	65,612,637
Loans and advances to customers	67,054,486	64,280,147	54,880,813
Customer deposits	R$ 83,201,410	R$ 76,508,721	R$ 50,115,708